Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement - Johnson Controls, Inc [Member]
Sep. 30, 2020 USD ($)
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement [Line Items]
Remainder of 2020 (three months)	$ 1,906,250
2021	4,718,750
Total	6,625,000
Unrestricted [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement [Line Items]
Remainder of 2020 (three months)	1,906,250
2021	3,968,750
Total	5,875,000
Activation [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement [Line Items]
Remainder of 2020 (three months)
2021	750,000
Total	$ 750,000